NYSE

17010660

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC

NOV 06 2017

Washington, DC 20549

001-08606

November 6, 2017

CertWys

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 1.375% Notes due 2026, 1.875% Notes due 2029, 2.875% Notes due 2038, 3.375% Notes due 2036, of VERIZON COMMUNICATIONS INC. under the Exchange Act of 1934.

Sincerely,